-------------------------------------------------------
LIBERTY OHIO TAX-EXEMPT FUND SEMIANNUAL REPORT
-------------------------------------------------------

July 31, 2000

[graphic omitted]

PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

You may have noticed that your Fund has a new name. As of July 14, the names of our funds were changed to include Liberty. Rest assured, the investment objectives and~strategies employed by the Fund's managers are not affected by this name change. We believe the new name better reflects your Fund's affiliation with the Liberty funds, a diverse family of funds representing a wide selection of investment styles and specialized money management. The goal of all Liberty funds is to help you reach for financial~freedom -- however you define it.

Although the municipal bond markets exhibited considerable volatility during the six months ended July 31, 2000, the overall result was positive. As the Federal (the Fed) repeatedly raised key short-term interest rates -- by 0.25% in both February and March and by 0.50% in May -- two things became quite clear. First, the Fed was concerned that the rapidly expanding U.S. economy could ignite higher rates of inflation. Second, the Fed was quite determined to snuff out the sparks before they could become a conflagration.

Initially, the rate increases hurt performance in the municipal bond markets because as rates rise, bond prices fall. However, the Fed's persistence -- coupled with indications by the second quarter of the calendar year that the economy may be slowing -- appears to have convinced investors that inflation will not become a major obstacle to growth in the foreseeable future. Municipal bond prices rallied in the final two months of the period. Your Fund's management team had anticipated this scenario for some time, and the Fund was well positioned to benefit from the rally.

As always, thank you for choosing Liberty Ohio Tax-Exempt Fund and for giving us the opportunity to serve your investment needs.

     Respectfully,

 /s/ Stephen E. Gibson

     Stephen E. Gibson
     President
     September 11, 2000

---------------------------
Not FDIC  May Lose Value
 Insured  No Bank Guarantee
---------------------------

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

--------------------------------------------------------------------------------
HIGHLIGHTS
--------------------------------------------------------------------------------

o POSITIVE RESULTS FOR MUNICIPAL BONDS WERE BOLSTERED BY RESTRICTED SUPPLY. Due to high tax revenues and budget surpluses, state and local governments issued fewer municipal bonds during the first six months of calendar year 2000. New bond issues were 22% below the 1999 level, and refundings of existing bonds declined nearly 70%. At the same time, higher yields prompted an increase in demand for municipal bonds. The combination of reduced supply and increased demand helped to keep prices for municipal bonds higher than they might otherwise have been.

o THE MUNICIPAL BOND YIELD CURVE FLATTENED DURING THE SIX-MONTH PERIOD. Between February and July, yields for short-term municipal bonds declined slightly (0.10% to 0.20%). Meanwhile, rates for intermediate- and long-term municipals fell by as much as 0.54% as investors responded to early signs that the U.S. economy may be slowing and that inflation may not become a serious problem down the road. As yields fell, bond prices rose, and the gains were largest for bonds in the 25- to 30-year maturity range.

                    MUNICIPAL VS. TREASURY BOND PERFORMANCE
                               1/31/00 - 7/31/00

                                Lehman Brothers          Salomon 30-Year
                              Municipal Bond Index     Treasury Bond Index
                              --------------------     -------------------
January 31, 2000                      0.00%                   0.00%
February 29, 2000                     1.16                    3.70
March 31, 2000                        3.37                    8.56
April 30, 2000                        2.76                    7.23
May 31, 2000                          2.22                    7.02
June 30, 2000                         4.93                    9.36
July 31, 2000                         6.40                   11.48

Past performance is no indication of future results.

Performance of municipal bonds is illustrated by the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged index that tracks the performance of the municipal bond market. Performance of the 30-year Treasury bond is illustrated by the Salomon 30-Year Treasury Bond Index, a broad-based, unmanaged index that tracks the performance of the 30-Year-on-the-run Treasury market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

NET ASSET VALUE PER SHARE AS OF 7/31/00

Class A                    $7.04
--------------------------------
Class B                    $7.04
--------------------------------
Class C                    $7.04
--------------------------------

DISTRIBUTIONS DECLARED PER SHARE FROM 2/1/00 TO 7/31/00

Class A                    $0.166
---------------------------------
Class B                    $0.140
---------------------------------
Class C                    $0.150

A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.

SEC YIELDS ON 7/31/00

Class A                     4.40%
---------------------------------
Class B                     3.86%
---------------------------------
Class C                     4.16%

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the Advisor or its affiliates had not waived certain Fund expenses, the SEC yield would have been 3.85% for Class C shares.

TAXABLE-EQUIVALENT SEC YIELDS ON 7/31/00

Class A                    7.85%
--------------------------------
Class B                    6.89%
--------------------------------
Class C                    7.42%

Taxable-equivalent SEC yields are based on the maximum combined effective 43.95% federal and state income tax rate. This tax rate does not reflect the phaseout of exemptions or the reduction of otherwise allowable deductions that occur when Adjusted Gross Income exceeds certain levels.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT
--------------------------------------------------------------------------------

TOP FIVE SECTOR BREAKDOWN 7/31/00 VS. 1/31/00

LOCAL GENERAL OBLIGATIONS          33.6%          30.1%
EDUCATION                          13.3%          11.0%
WATER & SEWER                      12.2%          12.4%
REFUNDTED/ESCROWED                  7.1%           8.0%
HOSPITAL                            7.0%          11.5%

Sector weightings are calculated as a percentage of total net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these sector breakdowns in the future.

BOUGHT
--------------------------------------------------------------------------------
We purchased a zero coupon bond issued by the Plain, OH, School District (0.3% of net assets). This AAA-rated, insured bond due in 2027 offered a higher yield and bolstered the portfolio's credit quality.

RISING LONG-TERM BOND PRICES CONTRIBUTED TO MODEST BUT SOLID GAINS FOR THE FUND Against a backdrop of falling yields and rising prices for intermediate- and long-term municipal bonds, Class A shares of Liberty Ohio Tax-Exempt Fund posted a total return of 6.19% without a sales charge for the six months ended July 31, 2000. We are pleased with this result, which reflects not only the general trend in the market but the effectiveness of our investment strategy.

FUND SHIFTED EMPHASIS TO BETTER LONG-TERM POSITIONING
In the second half of the fiscal year ended January 31, 2000, we chose to shorten the Fund's duration. This move was designed to insulate the Fund from the impact of rising interest rates, which generally lead to lower bond prices. By February of this year, we were convinced that the market would ultimately come to view the Fed's interest rate hikes as an effective, preemptive strike against higher inflation. In a lower inflation-rate environment, investors would not demand higher yields, so we expected more moderate interest rates to prevail in the long run. Falling rates, of course, mean rising prices for bonds.

With this scenario in mind, we began lengthening the Fund's duration after April. We sold securities with maturities of 10 to 12 years, particularly those that had suffered a loss that could be used to offset future gains. We purchased issues with maturities of 20 years. Following additional anti-inflationary "strikes" by the Fed in February, March and May, investors did indeed take the pressure off bond yields. The bond market rallied, and the Fund performed quite well.

As part of our long-term strategy, we also purchased additional zero coupon bonds. Zeroes are known to appreciate more than comparable current-coupon bonds when interest rates fall.

OHIO ECONOMY POSTED MODEST GAINS
Ohio's economy continued to expand, albeit at a more moderate rate than the national average. The Ohio business sector is increasingly diversified, with a fair number of new technology and service-related jobs. This has alleviated Ohio's traditional reliance on manufacturing. State fiscal management policies are sound and have resulted in budget surpluses. Less encouraging are Ohio's relatively large number of low-paying jobs, above-average general unemployment rates and shortage of specialized labor to support new businesses.

--------------------------------------------------------------------------------
PORTFOLIO MANAGER'S REPORT (continued)
--------------------------------------------------------------------------------

SIGNS OF A POSITIVE ENVIRONMENT FOR BONDS ARE GROWING
Our outlook for the municipal bond market has improved considerably. As the six-month period came to a close, we had already seen the first signs of more temperate U.S. economic growth, including a reduction in new housing starts and softening of retail sales. Slower growth could set the stage for lower interest rates in 12 to 15 months. We believe the Fund is well positioned should that occur.

Our outlook for Ohio is somewhat less optimistic. For all the recent improvements, high state taxes continue to pose a disincentive to business relocation to the state. Economic growth may actually be slowing, and Ohio could be more deeply affected than many other states by a broad, nationwide economic downturn.

/s/ David S. Pope

DAVID POPE is portfolio manager of Liberty Ohio Tax-Exempt Fund and is a vice president of Colonial Management Associates, Inc. (CMA).

Tax-exempt investing offers current tax-free income but also involves certain risks. The value of the Fund will be affected by interest rate changes and the creditworthiness of the issues held in the Fund. The Fund's management, including risk management specialists and credit analysts, identifies problems and opportunities and reacts quickly to market changes.

QUALITY BREAKDOWN AS OF 7/31/00

AAA                       51.6%
-------------------------------
AA                        18.5%
-------------------------------
A                          9.7%
-------------------------------
BBB                       12.5%
-------------------------------
BB                         2.6%
-------------------------------
Nonrated                   4.5%
-------------------------------
Cash Equivalents           0.6%
-------------------------------

Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the quality breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's Corporation, Moody's Investors Service, Inc., or Fitch Investors Service, Inc.

Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these quality breakdowns in the future.

SOLD
--------------------------------------------------------------------------------
We sold an Ohio Turnpike bond due in 2024. With a coupon of just 4 1/2%, the bond lost value as rates rose early in the year. In addition to generating cash for reinvestment, the sale created a tax loss that was used to offset gains from other securities.

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/00

Share Class                      A                     B                    C
Inception                      9/26/86                8/4/92              8/1/97
                        Without       With      Without     With      Without     With
                         Sales       Sales       Sales      Sales      Sales      Sales
                        Charge       Charge      Charge     Charge    Charge      Charge
-----------------------------------------------------------------------------------------
 6 month (cumulative)    6.19%       1.15%       5.80%      0.80%      5.96%       4.96%
-----------------------------------------------------------------------------------------
 1 year                  2.38       (2.48)       1.62      (3.26)      1.93        0.95
-----------------------------------------------------------------------------------------
 5 years                 5.36        4.34        4.57       4.24       5.06        5.06
-----------------------------------------------------------------------------------------
 10 years                6.09        5.58        5.45       5.45       5.94        5.94
-----------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/00

Share Class                      A                     B                    C
                        Without       With      Without     With      Without     With
                         Sales       Sales       Sales      Sales      Sales      Sales
                        Charge       Charge      Charge     Charge    Charge      Charge
-----------------------------------------------------------------------------------------
 6 month (cumulative)    3.60%      (1.32)%      3.19%     (1.81)%      3.35%      2.35%
-----------------------------------------------------------------------------------------
 1 year                  1.14       (3.66)       0.38      (4.44)       0.69      (0.28)
-----------------------------------------------------------------------------------------
 5 years                 5.16        4.14        4.37       4.04        4.87       4.87
-----------------------------------------------------------------------------------------
 10 years                6.10        5.58        5.46       5.46        5.95       5.95
-----------------------------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for Class A shares, the appropriate Class B share contingent deferred sales charge for the holding period after purchase as follows: through first year -- 5%, second year -- 4%, third year -- 3%, fourth year -- 3%, fifth year -- 2%, sixth year -- 1%, thereafter -- 0% and the Class C share contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class B and C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing Fund class) for periods prior to the inception of the newer class shares. These Class A share returns were not restated to reflect any expense~differential (e.g. Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer classes would have been lower.

--------------------------------------------------------------------------------
INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------
July 31, 2000 (Unaudited)
(In thousands)

MUNICIPAL BONDS - 98.4%                                                      PAR         VALUE
--------------------------------------------------------------------------------------------------
EDUCATION - 13.3%
EDUCATION
PR Commonwealth of Puerto Rico, Ana G. Mendez University System, Series
  1999,
  5.375% 02/01/19                                                         $   270        $     250
State Higher Educational Facilities Commission: Case Western Reserve,
  Series 1994:
  6.125% 10/01/15                                                           1,505            1,635
  6.250% 10/01/17                                                           4,340            4,749
  Ohio Dominican College, Series 1994,
  6.625% 12/01/14                                                           1,500            1,558
University of Akron, Series 1999,
  5.750% 01/01/12                                                           1,000            1,053
University of Toledo, Series 1998,
  4.750% 06/01/20                                                           1,000              880
                                                                                         ---------
                                                                                            10,125
                                                                                         ---------

--------------------------------------------------------------------------------------------------
HEALTHCARE - 9.9%
CONGREGATE CARE RETIREMENT - 1.8%
Hamilton County, Twin Towers Project,
  Series 1998,
  5.125% 10/01/18                                                             500              437
Marion County, United Church Homes, Inc., Series 1993,
  6.375% 11/15/10                                                             940              889
                                                                                         ---------
                                                                                             1,326
                                                                                         ---------
HOSPITAL - 7.0%
Belmont County, East Ohio Regional Hospital, Series 1998,
  5.700% 01/01/13                                                             500              422
Butler County, Middleton Regional Hospital, Series 1998,
  4.750% 11/15/18                                                           1,000              805
Franklin County, Doctors OhioHealth Corp., Series 1998 A,
  5.600% 12/01/28                                                           1,000              724
Green Springs, St. Francis Health Center, Series 1994 A,
  7.000% 05/15/04                                                             700              699
Highland County Joint Township Hospital, Series 1999,
  6.750% 12/01/29                                                             500              428
Knox Community Hospital, Series 1998,
  5.000% 06/01/12                                                           1,300            1,266
Miami County, Upper Valley Medical Center, Inc., Series 1996 C,
  6.000% 05/15/06                                                           1,000              989
                                                                                         ---------
                                                                                             5,333
                                                                                         ---------
NURSING HOME - 1.1%
Montgomery County, Grafton Oaks Limited Partners, Series 1986,
  9.750% 12/01/16                                                             735              698
Westerville, Health Care & Retirement Corp.
  of America, Series 1989,
  10.000% 01/01/08                                                            170              171
                                                                                         ---------
                                                                                               869
                                                                                         ---------
HOUSING - 3.6%
MULTI-FAMILY - 1.3%
State Capital Corp. for Housing, Series 1990 A,
  7.500% 01/01/24                                                           1,000            1,025
                                                                                         ---------
SINGLE FAMILY - 2.3% State Housing Finance Agency:
  Series A2, IFRN (variable rate),
  9.162% 03/24/31                                                             250              263
  Series 1994 B2,
  6.700% 03/01/25                                                             420              435
  Series 1997 A-1,
  6.050% 09/01/17                                                           1,000            1,017
                                                                                         ---------
                                                                                             1,715
                                                                                         ---------

--------------------------------------------------------------------------------------------------
INDUSTRIAL - 1.9%
MANUFACTURING
Moraine, General Motors Corp., Series 1999,
  5.650% 07/01/24                                                           1,000              982
State, Burrows Paper Corp., Series 1991 6,
  7.450% 06/01/03                                                             465              483
                                                                                         ---------
                                                                                             1,465
                                                                                         ---------

--------------------------------------------------------------------------------------------------
OTHER - 7.8%
OTHER - 0.7%
Franklin County, American Chemical Society, Series 1999,
  5.500% 10/01/12                                                             500              508
                                                                                         ---------
REFUNDED/ESCROWED (a) - 7.1%
Cuyahoga County,
  Deaconess Hospital of Cleveland,
  Series 1985 C,
  7.450% 10/01/18                                                             500              517
Delaware County, Series 1990,
  7.250% 11/01/10                                                             250              257
Franklin County, Holy Cross Health System, Series 1991,
  6.750% 6/01/19                                                              500              529
Greene County, Fairview Extended Care Service, Inc., Series 1990 A,
  10.125% 01/01/11                                                            195              204
Merida Health System, Series 1991,
  7.000% 08/15/23                                                             500              523
Montgomery County, St. Elizabeth Medical Center, Series B-1,
  8.100% 07/01/18                                                             500              586
Stark County, Doctor's Hospital, Inc.,
  Series 1993,
  6.000% 04/01/24                                                           1,500            1,587
State Water Development Authority,
  Series 1990 I,
  6.000% 12/01/16                                                           1,000            1,063
VI Virgin Islands Public Finance Authority,
  Series 1992 A,
  7.000% 10/01/02                                                             125              132
                                                                                         ---------
                                                                                             5,398
                                                                                         ---------
OTHER REVENUE - 0.4%
RETAIL
Lake County, North Madison Properties,
  Series 1993:
  8.069% 09/01/01                                                             115              117
  8.819% 09/01/11                                                             200              215
                                                                                         ---------
                                                                                               332
                                                                                         ---------

--------------------------------------------------------------------------------------------------
TAX-BACKED -38.9%
LOCAL APPROPRIATED - 1.4%
State Building Authority, Series 1999 A,
  5.250% 10/01/16                                                           1,105            1,084
                                                                                         ---------
LOCAL GENERAL OBLIGATIONS - 33.6% Adams County:
  Human Services Building,
  7.250% 12/01/11                                                             500              519
  Local School District, Series 1995,
  7.000% 12/01/15                                                           3,000            3,526
Beavercreek Local School District, Series 1996,
  6.600% 12/01/15                                                           2,500            2,849
Bellefontaine, Series I,
  7.050% 06/01/11                                                             250              258
Brecksville-Broadview Heights School District, Series 1996,
  6.500% 12/01/16                                                           1,750            1,913
Crooksville, Exempted Village School District,
  7.375% 12/01/07                                                              25               28
Cuyahoga County, Series 1993 A,
  (b) 10/01/12                                                              1,000              526
Dublin, Series 1998 A,
  4.625% 12/01/18                                                           1,000              878
Dublin City School District, Series 1997,
  (b) 12/01/11                                                              1,650              917
Eastern School District, Brown & Highland Counties, Series 1995,
  6.250% 12/01/17                                                           1,160            1,264
Fairborn, Library Improvement, Series 1991,
  7.200% 10/01/11                                                           1,170            1,245
Gahanna-Jefferson City School District,
  Series 1993:
  (b) 12/01/10                                                                840              497
  (b) 12/01/11                                                                795              442
Gahanna-Jefferson Public Schools, Series 1999,
  4.750% 12/01/21                                                           1,000              876
Hilliard School District:
  Series 1995 A,
  (b) 12/01/12(c)                                                           2,505            1,306
  Series 2000,
  5.750% 12/01/24                                                           1,000            1,007
Kings County Local School District,
  Series 1995,
  7.500% 12/01/16                                                           2,110            2,600
Massillon City School District, Series 1994:
  (b) 12/01/09                                                              1,000              625
  (b) 12/01/11                                                              1,000              556
Olmsted Falls School District, Series 1999,
  5.500% 12/01/03                                                             400              395
Plain Local School District, Series 2000,
  (b) 12/01/27                                                              1,315              264
Shaker Heights School District, Series 1990 A,
  7.100% 12/15/10                                                             750              846
Southwest Licking School District, Series 1999,
  5.750% 12/01/16                                                             400              417
Strongsville, Series 1996,
  6.500% 12/01/13                                                           1,500            1,631
Tri-County North Local School District,
  8.125% 12/01/06                                                              75               86
                                                                                         ---------
                                                                                            25,471
                                                                                         ---------

STATE APPROPRIATED - 3.3%
PR Commonwealth of Puerto Rico Public Building Authority, Series 1993 M,
  5.700% 7/01/16                                                            2,500            2,541
                                                                                         ---------
STATE GENERAL OBLIGATIONS - 0.6%
State, Series 1992,
  6.100% 8/01/12                                                              380              418
                                                                                         ---------

--------------------------------------------------------------------------------------------------
TRANSPORTATION - 6.6%

AIR TRANSPORTATION - 2.5%
Cleveland, Series 1999,
  5.700% 12/01/19                                                           1,000              857
Dayton, Emery Air Freight Facilities,
  Series 1993 F,
  6.050% 10/01/09                                                           1,000            1,009
                                                                                         ---------
                                                                                             1,866
                                                                                         ---------

TOLL FACILITIES - 2.5%
State Turnpike Commission:
  Series 1998 A,
  5.500% 02/15/17                                                           1,000            1,014
  Series 1999 B,
  4.750% 02/15/28                                                           1,000              856
                                                                                         ---------
                                                                                             1,870
                                                                                         ---------

TRANSPORTATION - 1.6%
Cleveland-Cuyahoga County Port Authority,
  C & P Docks Project,
  6.000% 03/01/07                                                             240              236
Toledo-Lucas County Port Authority, CSX
Transportation, Inc., Series 1992,
  6.450% 12/15/21                                                           1,000              981
                                                                                         ---------
                                                                                             1,217
                                                                                         ---------

--------------------------------------------------------------------------------------------------

UTILITY - 16.0%
INVESTOR OWNED - 1.3%
State Air Quality Development Authority, JMG Funding Project,
  5.625% 01/01/23                                                           1,000              973
                                                                                         ---------
MUNICIPAL ELECTRIC - 2.5%
Cleveland, Cleveland Public Power Co.,
  Series 1994 A,
  (b) 11/15/13                                                              2,000              979
PR Puerto Rico Electric Power Authority,
  Series 1998 EE,
  4.750% 07/01/24                                                           1,000              877
                                                                                         ---------
                                                                                             1,856
                                                                                         ---------
WATER & SEWER - 12.2%
Cleveland, Waterworks Revenue, Series 1993 G,
  5.500% 01/01/21                                                           3,000            2,996
Lakewood, Water & Sewer Systems Revenue,
  5.850% 07/01/20                                                           2,405            2,518
State Water Development Authority,
  Water Control Loan Fund,
  5.500% 06/01/12                                                           1,000            1,029
Toledo, Series 1996:
  6.250% 11/15/09                                                           1,050            1,138
  6.250% 11/15/10                                                           1,000            1,080
Warren, Series 1997,
  5.500% 11/01/15                                                             500              511
                                                                                         ---------
                                                                                             9,272
                                                                                         ---------
Total Municipal Bonds (cost of $72,150) (d)                                                 74,664
                                                                                         ---------

SHORT-TERM OBLIGATIONS - 0.6%
--------------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (d)
IL State Development Finance Authority,
  American Osteopathic Assoc., Series 1993,
  4.300% 09/15/18                                                             100              100
MN Minneapolis, Series 1997A,
  4.100% 12/01/02                                                             325              325
                                                                                         ---------
TOTAL SHORT-TERM OBLIGATIONS                                                                   425
                                                                                         ---------

OTHER ASSETS & LIABILITIES, NET - 1.0%                                                         769
--------------------------------------------------------------------------------------------------
NET ASSETS - 100%                                                                        $  75,858
                                                                                         ---------

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------------------------
(a)  The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.
(b)  Zero coupon bond.
(c)  These securities, or a portion thereof, with a total market value of $248 are being used to collateralize open futures contracts.
(d)  Cost for federal income tax purposes is the same.
(e)  Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 2000.

Long futures contract open on July 31, 2000,

                           PAR VALUE                            UNREALIZED
                          COVERED BY         EXPIRATION        APPRECIATION
         TYPE              CONTRACTS            MONTH          AT 07/31/00
--------------------------------------------------------------------------------
Treasury Bond               $1,600            September            $37

               ACRONYM                               NAME
------------------------------------------------------------------------
                 IFRN                     Inverse Floating Rate Note

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
July 31, 2000
(Unaudited)
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $72,150)                                 $74,664
Short-term obligations                                                  425
                                                                    -------

                                                                     75,089
Receivable for:
  Interest                                              $  861
  Fund shares sold                                          51
  Investments sold                                          10
Other                                                      159        1,081
                                                        ------      -------
  Total Assets                                                       76,170

LIABILITIES
Payable for:
  Fund shares repurchased                                  113
  Distributions                                            101
  Variation margin on futures                                2
Accrued:
  Management fee                                            31
  Transfer agent fee                                        10
  Bookkeeping fee                                            3
  Deferred Trustees fees                                     5
Other                                                       47
                                                        ------
  Total Liabilities                                                     312
                                                                    -------
NET ASSETS                                                          $75,858
                                                                    -------
Net asset value & redemption price per share --
   Class A ($46,367/6,590)                                          $  7.04(a)
                                                                    -------
Maximum offering price per share
   -- Class A ($7.04/0.9525)                                        $  7.39(b)
                                                                    -------
Net asset value & offering price per share --
   Class B ($29,220/4,153)                                          $  7.04(a)
                                                                    -------
Net asset value & offering price per share --
   Class C ($271/38)                                                $  7.04(a)
                                                                    -------

COMPOSITION OF NET ASSETS
Capital paid in                                                     $77,295
Overdistributed net investment income                                  (141)
Accumulated net realized loss                                        (3,847)
Net unrealized appreciation on:
  Investments                                                         2,514
  Open futures contracts                                                 37
                                                                    -------
                                                                    $75,858
                                                                    -------

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Six Months Ended July 31, 2000
(Unaudited)
(In thousands)

INVESTMENT INCOME
Interest                                                             $  2,271

EXPENSES
Management fee                                           $  193
Service fee                                                  63
Distribution fee -- Class B                                 113
Distribution fee -- Class C                                   1
Transfer agent fee                                           77
Bookkeeping fee                                              18
Trustees fee                                                  5
Audit fee                                                    20
Legal fee                                                     3
Registration fee                                             10
Reports to shareholders                                      11
Other                                                         7
                                                         ------
  Total expenses                                            521
Fees waived by the Distributor -- Class C                    (a)
Custodian credits earned                                     (2)          519
                                                         ------      --------
    Net Investment Income                                               1,752
                                                                     --------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized loss on:
  Investments                                            (1,079)
                                                         ------
    Net Realized Loss                                                  (1,079)
Net change in unrealized appreciation/depreciation
  during the period on:
  Investments                                             3,780
  Open futures contracts                                     37
                                                         ------

    Net Change in Unrealized Appreciation/Depreciation                  3,817
                                                                     --------
    Net Gain                                                            2,738
                                                                     --------

Increase in Net Assets from Operations                               $  4,490
                                                                     --------

(a) Rounds to less than one.

See notes to financial statements.

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
(In thousands)

                                                                       (UNAUDITED)
                                                                    SIX MONTHS ENDED           YEAR ENDED
                                                                        JULY 31,               JANUARY 31,
INCREASE (DECREASE) IN NET ASSETS                                         2000                    2000
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                  $  1,752               $  3,979
Net realized loss                                                        (1,079)                (1,251)
Net change in unrealized appreciation/depreciation                        3,817                 (9,723)
                                                                       --------               --------
    Net Increase (Decrease) from Operations                               4,490                 (6,995)

DISTRIBUTIONS:
From net investment income -- Class A                                    (1,127)                (2,529)
In excess of net investment income -- Class A                                --                    (18)
In excess of net realized gains -- Class A                                   --                    (36)
From net investment income -- Class B                                      (611)                (1,436)
In excess of net investment income -- Class B                                --                    (10)
In excess of net realized gains -- Class B                                   --                    (24)
From net investment income -- Class C                                        (5)                   (14)
In excess of net investment income -- Class C                                --                     (a)
In excess of net realized gains -- Class C                                   --                     (a)
                                                                       --------               --------
                                                                          2,747                (11,062)
                                                                       --------               --------

FUND SHARE TRANSACTIONS:
Receipts for shares sold -- Class A                                         560                  1,963
Value of distributions reinvested -- Class A                                642                  1,475
Cost of shares repurchased -- Class A                                    (4,859)                (9,294)
                                                                       --------               --------
                                                                         (3,657)                (5,856)
                                                                       --------               --------
Receipts for shares sold -- Class B                                         405                  2,303
Value of distributions reinvested -- Class B                                391                    929
Cost of shares repurchased -- Class B                                    (4,219)                (9,858)
                                                                       --------               --------
                                                                         (3,423)                (6,626)
                                                                       --------               --------
Receipts for shares sold -- Class C                                          25                    100
Value of distributions reinvested -- Class C                                  5                     14
Cost of shares repurchased -- Class C                                      (102)                  (119)
                                                                       --------               --------
                                                                            (72)                    (5)
                                                                       --------               --------
    Net Decrease from Fund Share Transactions                            (7,152)               (12,487)
                                                                       --------               --------
    Total Decrease                                                       (4,405)               (23,549)

NET ASSETS
Beginning of period                                                      80,263                103,812
                                                                       --------               --------
End of period (net of overdistributed net investment income of
  $141 and $150, respectively)                                          $75,858                $80,263
                                                                       --------               --------

NUMBER OF FUND SHARES
Sold -- Class A                                                              83                    273
Issued for distributions reinvested -- Class A                               91                    204
Repurchased -- Class A                                                     (706)                (1,302)
                                                                       --------               --------
                                                                           (532)                  (825)
                                                                       --------               --------
Sold -- Class B                                                              60                    323
Issued for distributions reinvested -- Class B                               55                    128
Repurchased -- Class B                                                     (615)                (1,377)
                                                                       --------               --------
                                                                           (500)                  (926)
                                                                       --------               --------
Sold -- Class C                                                               4                     13
Issued for distributions reinvested -- Class C                                1                      2
Repurchased -- Class C                                                      (16)                   (16)
                                                                       --------               --------
                                                                            (11)                    (1)
                                                                       --------               --------

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
July 31, 2000 (Unaudited)

NOTE 1. INTERIM FINANCIAL STATEMENTS
In the opinion of management of Liberty Ohio Tax-Exempt Fund, (formerly Colonial Ohio Tax-Exempt Fund) (the Fund), a series of Liberty Funds Trust V, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at July 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

NOTE 2. ACCOUNTING POLICIES
ORGANIZATION:
The Fund is a non-diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and Ohio state personal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment-grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B, and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND
FINANCIAL HIGHLIGHTS:
All income, expenses (other than the Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:
Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS:
The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
MANAGEMENT FEE:
Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average net assets of the funds constituting Trust V as follows.

           AVERAGE NET ASSETS                     ANNUAL FEE RATE
           ------------------                     ---------------
            First $2 billion                           0.50%
            Over $2 billion                            0.45%

BOOKKEEPING FEE:
The Advisor provides bookkeeping and pricing services for $27,000 annually plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc., (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.07% annually of the Fund's average net assets plus charges based on the number of shareholder account and transactions and receives reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Liberty Funds Distributor, Inc., (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. During the six months ended July 31, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $1,689 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of none, $15,206, and none on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan, which requires the payment of a monthly service fee to the Distributor. The fee is calculated by adding (1) 0.10% of the net assets attributable to shares issued prior to November 30, 1994 and (2) 0.25% on net assets attributable to shares issued thereafter. This arrangement results in a rate of service fee payable by the Fund that is a blend between the 0.10% and 0.25% rates. For the six months ended July 31, 2000, the Fund's service fee was 0.16%.

The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the Class C distribution fee so that it will not exceed 0.45% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $1,694 of custodian fees were reduced by balance credits applied during the six months ended July 31, 2000. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION
INVESTMENT ACTIVITY:
For the six months ended July 31, 2000, purchases and sales of investments, other than short-term obligations were $6,561,246 and $12,727,440, respectively.

Unrealized appreciation (depreciation) at July 31, 2000, based on cost of investments for both financial statement and federal income tax purposes was:

    Gross unrealized appreciation                                $3,406,998
    Gross unrealized depreciation                                  (892,772)
                                                                 ----------

        Net unrealized appreciation                              $2,514,226
                                                                 ----------

CAPITAL LOSS CARRYFORWARDS:
At January 31, 2000, capital loss carryforwards, available (to the extent provided in regulations) to offset future realized gains were approximately as follows:

                YEAR OF                             CAPITAL LOSS
               EXPIRATION                           CARRYFORWARD
               ----------                           ------------
                  2008                               $1,577,000

Expired capital loss carryforwards, if any, are recorded as a reduction of capital paid in.

To the extent loss carryforwards are used to offset any future realized gains, it is unlikely that such gains would be distributed since they may be taxable to shareholders as ordinary income.

OTHER:
There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 4. LINE OF CREDIT
The Fund may borrow up to 3313% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 12 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 12 of 1%. There were no borrowings under the line of credit during the six months ended July 31, 2000.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                                  (UNAUDITED)
                                                                        SIX MONTHS ENDED JULY 31, 2000
                                                           ---------------------------------------------------------
                                                             CLASS A                CLASS B                CLASS C
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  6.790               $  6.790               $  6.790
                                                              --------               --------               --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                            0.166                  0.140                  0.150(a)
Net realized and unrealized gain                                 0.250                  0.250                  0.250
                                                              --------               --------               --------
        Total from Investment Operations                         0.416                  0.390                  0.400
                                                              --------               --------               --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                      (0.166)                (0.140)                (0.150)
                                                              --------               --------               --------
NET ASSET VALUE, END OF PERIOD                                $  7.040               $  7.040               $  7.040
                                                              --------               --------               --------
Total return (b)(c)                                              6.19%                  5.80%                  5.96%(d)
                                                              --------               --------               --------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)(f)                                                  1.04%                  1.79%                  1.49%(a)
Net investment income (e)(f)                                     4.84%                  4.09%                  4.39%(a)
Portfolio turnover (c)                                              9%                     9%                     9%
Net assets at end of period (000)                              $46,367              $  29,220                 $  271

(a) Net of fees waived by the Distributor which amounted to $0.011 per share and 0.30% (annualized).
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Not annualized.
(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(e) Annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                                          YEAR ENDED JANUARY 31, 2000
                                                           ---------------------------------------------------------
                                                             CLASS A                CLASS B                CLASS C
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  7.650               $  7.650               $  7.650
                                                              --------               --------               --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)                                        0.330                  0.276                  0.297(a)
Net realized and unrealized loss                                (0.852)                (0.852)                (0.852)
                                                              --------               --------               --------
        Total from Investment Operations                        (0.522)                (0.576)                (0.555)
                                                              --------               --------               --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                      (0.331)                (0.277)                (0.298)
In excess of net investment income                              (0.002)                (0.002)                (0.002)
In excess of net realized gains                                 (0.005)                (0.005)                (0.005)
                                                              --------               --------               --------
Total Distributions Declared to Shareholders                    (0.338)                (0.284)                (0.305)
                                                              --------               --------               --------
NET ASSET VALUE, END OF PERIOD                                $  6.790               $  6.790               $  6.790
                                                              --------               --------               --------
Total return (c)                                               (6.96)%                (7.66)%                (7.38)%(d)
                                                              --------               --------               --------
RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                                     0.95%                  1.70%                  1.40%(a)
Net investment income (e)                                        4.60%                  3.85%                  4.15%(a)
Portfolio turnover                                                 11%                    11%                    11%
Net assets at end of period (000)                              $48,346              $  31,584                 $  333

(a) Net of fees waived by the Distributor which amounted to $0.022 per share and 0.30%.
(b) The per share net investment income amounts do not reflect the period's reclassification of differences between book and tax basis net investment income.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                   YEARS ENDED JANUARY 31
                                  -----------------------------------------------------------------------------------------
                                                    1999                                             1998
                                  ----------------------------------------         ----------------------------------------
                                   CLASS A         CLASS B        CLASS C           CLASS A         CLASS B     CLASS C (b)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  PERIOD                           $  7.720        $  7.720         $7.720          $  7.340        $  7.340         $7.610
                                   --------        --------         ------          --------        --------         ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)             0.350           0.291          0.314(c)          0.362           0.306          0.162(d)
Net realized and unrealized gain      0.128           0.128          0.128             0.394           0.394          0.124
                                   --------        --------         ------          --------        --------         ------
    Total from Investment
      Operations                      0.478           0.419          0.442             0.756           0.700          0.286
                                   --------        --------         ------          --------        --------         ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income           (0.349)         (0.292)        (0.314)           (0.365)         (0.309)        (0.165)
In excess of net investment
  income                             (0.013)         (0.011)        (0.012)               --              --             --
From net realized gains              (0.165)         (0.165)        (0.165)           (0.011)         (0.011)        (0.011)
In excess of net realized gains      (0.021)         (0.021)        (0.021)               --              --             --
                                   --------        --------         ------          --------        --------         ------
    Total Distributions Declared
      to Shareholders                (0.548)         (0.489)        (0.512)           (0.376)         (0.320)        (0.176)
                                   --------        --------         ------          --------        --------         ------
NET ASSET VALUE, END OF PERIOD     $  7.650        $  7.650         $7.650          $  7.720        $  7.720         $7.720
                                   --------        --------         ------          --------        --------         ------
Total return (e)(f)                   6.44%           5.62%          5.95%            10.58%           9.76%          3.81%(g)
                                   --------        --------         ------          --------        --------         ------

RATIOS TO AVERAGE NET ASSETS
Expenses (h)                          0.90%           1.65%          1.35%(c)          0.89%           1.64%          1.34%(d)(i)
Net investment income (h)             4.51%           3.76%          4.06%(c)          4.85%           4.10%          4.21%(d)(i)
Fees and expenses waived or
  borne by the Advisor (h)            0.02%           0.02%          0.02%             0.05%           0.05%          0.07%(i)
Portfolio turnover                      30%             30%            30%               27%             27%            27%
Net assets at end of period
  (000)                             $60,783         $42,651         $  378           $62,844         $46,330         $  133

(a) Net of fees and expenses
   waived or borne by the
   Advisor which amounted to:    $  0.001         $  0.001        $  0.001            $  0.004       $  0.004         0.005
(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(c) Net of fees waived by the Distributor which amounted to $0.022 per share and 0.30% annualized.
(d) Net of fees waived by the Distributor which amounted to $0.011 per share and 0.30% annualized.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(g) Not annualized.
(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(i) Annualized.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                             YEARS ENDED JANUARY 31
                                                      --------------------------------------------------------------------
                                                                  1997                                   1996
                                                      -----------------------------          -----------------------------
                                                        CLASS A           CLASS B              CLASS A           CLASS B
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $  7.510          $  7.510             $  6.930          $  6.930
                                                         --------          --------             --------          --------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                                   0.372             0.318                0.375             0.321
Net realized and unrealized gain (loss)                    (0.179)           (0.179)               0.585             0.585
                                                         --------          --------             --------          --------
    Total from Investment Operations                        0.193             0.139                0.960             0.906
                                                         --------          --------             --------          --------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                 (0.363)           (0.309)              (0.380)           (0.326)
                                                         --------          --------             --------          --------
NET ASSET VALUE, END OF PERIOD                           $  7.340          $  7.340             $  7.510          $  7.510
                                                         --------          --------             --------          --------
Total return (b)(c)                                         2.75%             1.98%               14.18%            13.34%
                                                         --------          --------             --------          --------

RATIOS TO AVERAGE NET ASSETS
Expenses (d)                                                0.88%             1.63%                0.85%             1.60%
Net investment income (d)                                   5.09%             4.34%                5.19%             4.44%
Fees and expenses waived or borne by the Advisor (d)        0.04%             0.04%                0.11%             0.11%
Portfolio turnover                                            31%               31%                  31%               31%
Net assets at end of period (000)                         $65,190           $49,474              $74,383           $56,160

(a) Net of fees and expenses waived or borne
    by the Advisor which amounted to:                      $0.003            $0.003                $0.008            $0.008
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) Had the Advisor and Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year's ratios are net of benefits received, if any.

TRUSTEES & TRANSFER AGENT

--------------------------------------------------------------------------------
TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc., Executive Vice President and Director of Colonial Management Associates, Inc. and Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Funds Group - Boston and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------
IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Liberty Ohio Tax-Exempt Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Ohio Tax-Exempt Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Performance Update.

SEMIANNUAL REPORT:
LIBERTY OHIO TAX-EXEMPT FUND

--------------------------------------------------------------------------------
CHOOSE LIBERTY
--------------------------------------------------------------------------------

BECAUSE NO SINGLE INVESTMENT MANAGER CAN BE ALL THINGS TO ALL INVESTORS.(SM)

--------------------------------------------------------------------------------
                                 L I B E R T Y
                                 -----------------
                                         F U N D S
--------------------------------------------------------------------------------
ALL-STAR   Institutional money management approach for individual investors.
--------------------------------------------------------------------------------
COLONIAL   Fixed income and value style equity investing.
--------------------------------------------------------------------------------
CRABBE
HUSON      A contrarian approach to fixed income and equity investing.
--------------------------------------------------------------------------------
NEWPORT    A leader in international investing.(SM)
--------------------------------------------------------------------------------
STEIN ROE
ADVISOR    Innovative solutions for growth and income investing.
--------------------------------------------------------------------------------
KEYPORT
[graphic   A leading provider of innovative annuity products.
 omitted]
--------------------------------------------------------------------------------
            Liberty's mutual funds are offered by prospectus through
                        Liberty Funds Distributor, Inc.

BEFORE YOU INVEST, CONSULT YOUR FINANCIAL ADVISOR.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

--------------------------------------------------------------------------------
LIBERTY OHIO TAX-EXEMPT FUND SEMIANNUAL REPORT
--------------------------------------------------------------------------------

[Graphic
 Omitted]  L I B E R T Y
           -----------------
                   F U N D S
           ALL-STAR o COLONIAL o CRABBE HUSON o NEWPORT o STEIN ROE ADVISOR


                                                773-03/387C-0700 (9/00) 00/1622